Subsequent Event (Details Narrative) $ in Millions	Nov. 27, 2024 USD ($)
Subsequent Events [Abstract]
[custom:ProposedAwardTaxableIncomeInclusion-0]	$ 740.3
[custom:ProposedMiningDataTaxableIncomeInclusion-0]	240.0
[custom:Proposed2017ShareholderBenefitTaxableIncomeInclusion-0]	50.1
[custom:Proposed2018ShareholderBenefitTaxableIncomeInclusion-0]	$ 163.2